Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Tax Contingency [Line Items]
Income before taxes, Netherlands	€ 2,441.2	€ 2,602.0	[1]	€ 2,076.6
Income before taxes, Foreign	324.6	335.0	[1]	312.8
Income before income taxes	2,765.8	2,937.0	[1]	2,389.4
Provision for income taxes current	(305.5)	(433.5)	[1]	(349.3)
Provision for income taxes deferred	74.8	9.7	[1]	61.9
Provision for income taxes Netherlands	230.7	423.8	[1]	287.4
Provision for income taxes current	(118.4)	(210.1)	[1]	(35.3)
Provision for income taxes deferred	157.4	282.3	[1]	16.6
Provision for income taxes Foreign	39.0	72.2	[1]	(18.7)
Total provision for income taxes current	(423.9)	(643.5)	[1]	(384.5)
Total provision for income taxes deferred	232.2	291.9	[1]	78.5
Provision for income taxes	(191.7)	(351.6)	[1]	(306.0)
Reclassification to Provision from income taxes current	423.9	643.5	[1]	384.5
Reclassification to Provision from income taxes current, domestic	305.5	433.5	[1]	349.3
Reclassification to Provision from income taxes current, foreign	118.4	210.1	[1]	35.3
Reclassification from Provision for income taxes deferred	(232.2)	(291.9)	[1]	(78.5)
Reclassification from Provision for income taxes deferred, domestic	(74.8)	(9.7)	[1]	(61.9)
Reclassification from Provision for income taxes deferred, foreign	€ (157.4)	(282.3)	[1]	(16.6)
Revision Of Prior Period Reclassification Adjustment
Income Tax Contingency [Line Items]
Provision for income taxes current		(50.4)		(6.3)
Provision for income taxes deferred		50.4		6.3
Provision for income taxes current		(6.6)		(11.2)
Provision for income taxes deferred		6.6		11.2
Total provision for income taxes current		(57.0)		(17.5)
Total provision for income taxes deferred		57.0		17.5
Reclassification to Provision from income taxes current		57.0		17.5
Reclassification to Provision from income taxes current, domestic		50.4		6.3
Reclassification to Provision from income taxes current, foreign		6.6		11.2
Reclassification from Provision for income taxes deferred		(57.0)		(17.5)
Reclassification from Provision for income taxes deferred, domestic		(50.4)		(6.3)
Reclassification from Provision for income taxes deferred, foreign		€ (6.6)		€ (11.2)

[1]
1.
In 2017 and 2018, Provision for income taxes deferred included the tax expense related to changes in the uncertain tax positions, which has been corrected into Provision for income taxes current. The impact is a reclassification for 2018 of €57.0 million from Provision from income taxes deferred to Provision from income taxes current, which is split €50.4 million from Netherlands and €6.6 million from Foreign. The impact is a reclassification for 2017 of €17.5 million from Provision from income taxes deferred to Provision from income taxes current, which includes €6.3 million from Netherlands and €11.2 million from Foreign. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.